Lord Abbett Developing Growth Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 5, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Developing Growth Fund (the “Registrant”)
1933 Act File No. 002-62797
1940 Act File No. 811-02871

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 43 to the Above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 25, 2008.

Any communications relating to this filing should be directed to the undersigned at (201) 827-4525.

Very truly yours,

/s/ Jason L. Smith
Jason L. Smith
Paralegal
Lord, Abbett & Co. LLC